Assets held for sale and liabilities directly associated with assets held for sale (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets held for sale and liabilities directly associated with assets held for sale
Assets held for sale	€ 8,005	€ 420
Liabilities held for sale	2,026	€ 195
Plen. Prod. France SAS
Assets held for sale and liabilities directly associated with assets held for sale
Assets acquired	1,078
Liabilities acquired	844
Assets and liabilities classified as held for sale [member] | Indonesia, United Arab Emirates, Congo and Ivory Coast
Assets held for sale and liabilities directly associated with assets held for sale
Assets held for sale	6,924
Liabilities held for sale	€ 1,182